Scharf Global Opportunity Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares	COMMON STOCKS - 93.80%	Value
	Aerospace and Defense - 2.00%
1,142	Lockheed Martin Corp.	$525,754
	Beverages - 4.04%
12,240	Heineken Holding N.V. (b)	1,063,831
	Capital Markets - 5.32%
41,635	Brookfield Corp.	1,401,018
	Chemicals - 2.90%
20,327	Valvoline, Inc.	762,466
	Commercial Services & Supplies - 2.21%
39,300	MillerKnoll, Inc.	580,854
	Diversified Financial Services - 3.84%
2,962	Berkshire Hathaway, Inc. - Class B (a)	1,010,042
	Entertainment - 4.07%
12,700	Activision Blizzard, Inc. (a)	1,070,610
	Ground Transportation - 5.40%
6,028	Canadian Pacific Kansas City Ltd. - ADR	486,882
8,102	U-Haul Holding Co.	410,528
2,560	Union Pacific Corp.	523,827
		1,421,237
	Health Care Equipment & Supplies - 3.80%
62,020	Smith & Nephew plc	998,747
	Health Care Providers & Services - 12.62%
15,413	Centene Corp. (a)	1,039,607
14,105	CVS Health Corp.	975,079
3,056	McKesson Corp.	1,305,859
		3,320,545
	Household Durables - 2.53%
7,397	Sony Corp. - ADR	666,026
	Insurance - 6.38%
68,290	AIA Group, Ltd.	689,349
716	Markel Group, Inc. (a)	990,357
		1,679,706
	Interactive Media & Services - 6.72%
7,917	Baidu, Inc. - ADR (a)	1,083,916
16,195	Tencent Holdings, Ltd. (b)	685,332
		1,769,248
	Internet & Direct Marketing Retail - 2.91%
284	Booking Holdings, Inc. (a)	766,894
	IT Services - 3.26%
6,800	Fiserv, Inc. (a)	857,820
	Media - 4.58%
28,987	Comcast Corp. - Class A	1,204,410
	Metals & Mining - 2.94%
45,705	Barrick Gold Corp. - ADR	773,786
	Personal Products - 2.64%
13,341	Unilever plc - ADR	695,466
	Pharmaceuticals - 6.52%
3,259	Johnson & Johnson	539,430
11,663	Novartis AG - ADR	1,176,913
		1,716,343
	Software - 7.31%
1,973	Microsoft Corp.	671,886
10,514	Oracle Corp.	1,252,112
		1,923,998
	Textiles, Apparel & Luxury Goods - 1.81%
865	Kering SA	477,231
	TOTAL COMMON STOCKS (Cost $20,252,659)	24,686,032

	PREFERRED STOCK - 5.39%
	Technology Hardware, Storage & Peripherals - 5.39%
31,420	Samsung Electronics Co., Ltd., 2.15% (b)	1,418,806
	TOTAL PREFERRED STOCK (Cost $710,323)	1,418,806

	MONEY MARKET FUND - 0.89%
234,474	First American Treasury Obligations Fund, Class Z, 5.00% (c)	234,474
	TOTAL MONEY MARKET FUND (Cost $234,474)	234,474

	Total Investments in Securities (Cost $21,197,456) - 100.08%	26,339,312
	Liabilities in Excess of Other Assets - (0.08)%	(20,163)
	TOTAL NET ASSETS - 100.00%	$26,319,149

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
% of Net
Country	Assets
United States	55.8%
Canada	10.1%
Cayman Islands	6.7%
United Kingdom	6.5%
Republic of Korea	5.4%
Switzerland	4.5%
Netherlands	4.1%
Hong Kong	2.6%
Japan	2.5%
France	1.8%
100.0%

Scharf Global Opportunity Fund
Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Scharf Global Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$4,044,269	$-	$-	$4,044,269
Consumer Discretionary	2,672,616	-	-	2,672,616
Consumer Staples	1,759,297	-	-	1,759,297
Financials	4,948,586	-	-	4,948,586
Health Care	6,035,635	-	-	6,035,635
Industrials	2,527,845	-	-	2,527,845
Information Technology	1,923,998	-	-	1,923,998
Materials	773,786	-	-	773,786
Total Common Stocks	24,686,032	-	-	24,686,032
Preferred Stock
Information Technology	1,418,806	-	-	1,418,806
Total Preferred Stock	1,418,806	-	-	1,418,806
Money Market Fund	234,474	-	-	234,474
Total Investments in Securities	$26,339,312	$-	$-	$26,339,312

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.